First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 118.7%
	Aerospace & Defense – 3.0%
14,972	Airbus SE (b)	$1,695,017
827,061	BAE Systems PLC	5,757,941
		7,452,958
	Auto Components – 0.1%
2,621	Faurecia SE (b)	139,267
	Automobiles – 2.2%
30,237	Daimler AG	2,695,233
153,968	Stellantis N.V.	2,723,541
		5,418,774
	Banks – 9.5%
111,666	BAWAG Group AG (c) (d)	5,767,070
70,692	BNP Paribas S.A. (b)	4,300,878
823,156	HSBC Holdings PLC	4,802,486
482,760	ING Groep N.V.	5,905,896
4,350,922	Lloyds Banking Group PLC (b)	2,551,326
		23,327,656
	Beverages – 2.6%
123,053	Coca-Cola HBC AG	3,918,704
58,180	Diageo PLC	2,397,787
		6,316,491
	Building Products – 1.1%
47,410	Cie de Saint-Gobain (b)	2,797,677
	Capital Markets – 3.5%
150,530	3i Group PLC	2,393,751
176,214	St. James’s Place PLC	3,094,910
197,086	UBS Group AG	3,051,742
		8,540,403
	Commercial Services & Supplies – 1.5%
630,522	Babcock International Group PLC (b)	1,987,077
1,763,586	Prosegur Cash S.A. (c) (d)	1,606,958
		3,594,035
	Construction Materials – 1.2%
50,473	LafargeHolcim Ltd.	2,965,953
	Containers & Packaging – 0.9%
94,479	SIG Combibloc Group AG	2,185,167
	Diversified Financial Services – 2.5%
510,485	BFF Bank S.p.A. (c) (d)	3,753,509
843,470	M&G PLC	2,411,663
		6,165,172
	Diversified Telecommunication Services – 4.7%
212,521	Deutsche Telekom AG	4,279,165
359,683	Telefonica S.A.	1,610,012
318,706	Telenor ASA	5,607,905
		11,497,082
	Electric Utilities – 5.8%
271,611	Enel S.p.A.	2,705,175

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Electric Utilities (Continued)
365,138	Iberdrola S.A.	$4,703,748
344,571	SSE PLC	6,911,622
		14,320,545
	Electrical Equipment – 3.6%
161,450	ABB Ltd.	4,878,604
26,220	Schneider Electric SE	4,004,952
		8,883,556
	Food Products – 4.6%
40,000	Danone S.A.	2,744,118
76,631	Nestle S.A.	8,540,771
		11,284,889
	Hotels, Restaurants & Leisure – 2.7%
54,854	Sodexo S.A.	5,260,685
30,377	Whitbread PLC (b)	1,434,731
		6,695,416
	Household Products – 0.9%
25,280	Reckitt Benckiser Group PLC	2,264,618
	Insurance – 10.5%
26,163	Allianz SE	6,659,387
61,792	ASR Nederland N.V.	2,768,829
150,747	AXA S.A.	4,045,633
523,022	Direct Line Insurance Group PLC	2,259,012
77,181	NN Group N.V.	3,773,369
15,194	Zurich Insurance Group AG	6,484,960
		25,991,190
	Internet & Direct Marketing Retail – 0.9%
19,887	Prosus N.V.	2,210,877
	Machinery – 6.1%
258,971	OC Oerlikon Corp. AG	2,994,819
208,707	SKF AB, Class B	5,931,342
242,900	Volvo AB, Class B	6,143,804
		15,069,965
	Media – 1.9%
150,530	Informa PLC (b)	1,161,701
600,287	Mediaset Espana Comunicacion S.A. (b)	3,565,540
		4,727,241
	Metals & Mining – 4.6%
202,168	Anglo American PLC	7,922,297
44,013	Rio Tinto PLC	3,367,536
		11,289,833
	Multi-Utilities – 3.1%
651,785	National Grid PLC	7,763,479
	Oil, Gas & Consumable Fuels – 9.6%
1,121,290	BP PLC	4,554,730
109,665	Frontline Ltd.	802,632
365,405	Repsol S.A.	4,525,070

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
342,206	Royal Dutch Shell PLC, Class A	$6,741,923
150,974	TOTAL SE	7,042,053
		23,666,408
	Paper & Forest Products – 1.5%
102,950	UPM-Kymmene OYJ	3,697,943
	Personal Products – 1.9%
86,347	Unilever PLC	4,817,909
	Pharmaceuticals – 13.0%
21,837	AstraZeneca PLC	2,181,672
27,528	Bayer AG	1,741,941
356,087	GlaxoSmithKline PLC	6,322,812
86,845	Novartis AG	7,421,542
42,166	Novo Nordisk A.S., Class B	2,856,712
16,951	Roche Holding AG	5,478,160
61,839	Sanofi	6,109,692
		32,112,531
	Professional Services – 3.5%
68,109	Adecco Group AG	4,585,999
98,445	Bureau Veritas S.A. (b)	2,801,885
47,886	RELX PLC	1,200,825
		8,588,709
	Semiconductors & Semiconductor Equipment – 3.0%
31,811	BE Semiconductor Industries N.V.	2,665,052
112,552	Infineon Technologies AG	4,772,089
		7,437,141
	Software – 1.4%
27,831	SAP SE	3,407,999
	Textiles, Apparel & Luxury Goods – 0.6%
57,714	Burberry Group PLC (b)	1,510,532
	Tobacco – 2.5%
304,771	Imperial Brands PLC	6,268,747
	Wireless Telecommunication Services – 4.2%
218,379	Tele2 AB, Class B	2,945,577
4,035,972	Vodafone Group PLC	7,337,791
		10,283,368
	Total Common Stocks	292,693,531
	(Cost $294,472,113)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.6%
	Equity Real Estate Investment Trusts – 4.6%
1,107,517	British Land (The) Co., PLC	7,707,402
159,462	Eurocommercial Properties N.V. (b)	3,515,620
	Total Real Estate Investment Trusts	11,223,022
	(Cost $18,253,693)
	Total Investments – 123.3%	303,916,553
	(Cost $312,725,806) (e)

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Number of Contracts	Description	Counterparty	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN – (1.7)%
(460)	EURO STOXX 50 Index	CB	$(21,141,865)	€3,650.00	Apr 2021	$(1,451,638)
(410)	EURO STOXX 50 Index	SG	(18,843,836)	3,750.00	Apr 2021	(848,624)
(410)	EURO STOXX 50 Index	CB	(18,843,836)	3,725.00	May 2021	(889,493)
(440)	EURO STOXX 50 Index	CB	(20,222,654)	3,900.00	May 2021	(346,744)
(440)	EURO STOXX 50 Index	BNS	(20,222,654)	3,875.00	Jun 2021	(533,532)
	Total Call Options Written					(4,070,031)
	(Premiums received $1,967,885)
Outstanding Loans – (31.3)%	(77,259,810)
Net Other Assets and Liabilities – 9.7%	23,924,477
Net Assets – 100.0%	$246,511,189

(a)	All or a portion of these securities are available to serve as collateral for the outstanding loans and call options written.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,749,126 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $40,660,525. The net unrealized depreciation was $10,911,399. The unrealized amounts presented are inclusive of derivative contracts.

Counterparty Abbreviations
BNS	Bank of Nova Scotia
CB	Clearstream Banking S.A.
SG	Societe Generale

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 292,693,531	$ 292,693,531	$ —	$ —
Real Estate Investment Trusts*	11,223,022	11,223,022	—	—
Total Investments	$ 303,916,553	$ 303,916,553	$—	$—
LIABILITIES TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (4,070,031)	$ —	$ (4,070,031)	$ —

*	See Portfolio of Investments for industry breakout.
Currency Exposure Diversification	% of Total Investments
Euro	43.3%
British Pound Sterling	32.7
Swiss Franc	16.0
Swedish Krona	5.0
Norwegian Krone	2.1
Danish Krone	0.9
Total	100.0%
Country Allocation(†)	% of Total Investments
United Kingdom	35.3%
Switzerland	17.3
France	12.9
Netherlands	8.3
Germany	7.8
Spain	5.3
Sweden	4.9
Italy	2.1
Austria	1.9
Norway	1.8
Finland	1.2
Denmark	0.9
Bermuda	0.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.